Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 01, 2018
Tove Knutsen [Member]
Acquisitions
Purchase consideration	$ 21,898
Less: Fair value of net assets acquired:
Vessels and equipment	117,978
Cash	804
Inventories	136
Derivatives assets (liabilities)	(3,537)
Others current assets	270
Long-term debt	(93,139)
Deferred debt issuance	769
Trade accounts payable	(430)
Accrued expenses	(622)
Amounts due to related parties	(331)
Subtotal	$ 21,898
Anna Knutsen [Member]
Acquisitions
Purchase consideration		$ 19,913
Less: Fair value of net assets acquired:
Vessels and equipment		120,274
Cash		4,537
Inventories		257
Derivatives assets (liabilities)		1,839
Others current assets		111
Amounts due from related parties		520
Long-term debt		(84,217)
Long-term debt from related parties		(22,535)
Deferred debt issuance		1,228
Trade accounts payable		(971)
Accrued expenses		(1,013)
Amounts due to related parties		(117)
Subtotal		$ 19,913